Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Aug. 17, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jul. 29, 2022	Jun. 30, 2022	Mar. 16, 2022	Dec. 31, 2021	Aug. 27, 2021	Jul. 17, 2021	Jun. 30, 2021	May 25, 2021	Jun. 30, 2020	Jun. 30, 2019	May 02, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class R6
William Blair Emerging Markets Small Cap Growth Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class I
Account Value	$ 889,200					$ 739,100					$ 667,950					$ 900,550		$ 603,950	$ 539,800		$ 585,500	$ 549,700	$ 488,850	$ 545,050	$ 500,000
William Blair Emerging Markets ex China Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Growth Fund Class R6
Account Value	$ 1,338,600	$ 1,233,700	$ 1,175,200	$ 1,031,000		1,069,000	$ 990,000	$ 942,000	$ 927,000	$ 1,000,000
William Blair Emerging Markets ex China Growth Fund (Class I)
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Growth Fund Class I
Account Value	$ 668,150	615,700	586,950	515,000		534,000	494,500	470,500	463,500	500,000
William Blair Emerging Markets Growth Fund (Class R6)
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class R6
Account Value	$ 1,525,200					1,291,900					1,321,900					1,961,800		1,301,800	1,138,200		1,157,900	1,040,200	865,100	989,000	1,000,000
William Blair Emerging Markets Growth Fund Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class N
Account Value	$ 14,752					12,533					12,858					19,151		12,754	11,188		11,420	10,292	8,591	9,853	10,000
William Blair Emerging Markets Growth Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Growth Fund Class I
Account Value	$ 756,200					641,100					656,200					974,700		647,700	566,350		576,550	518,650	431,750	493,750	500,000
William Blair Emerging Markets Leaders Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class R6
Account Value	$ 1,233,200					1,165,000					1,150,900					1,681,600		1,214,800	1,155,500		1,116,200	1,014,600	866,200	975,900	1,000,000
William Blair Emerging Markets Leaders Fund Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class N
Account Value	$ 11,940					11,306					11,182					16,414		11,884	11,345		10,993	10,021	8,585	9,720	10,000
William Blair Emerging Markets Leaders Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Leaders Fund Class I
Account Value	$ 613,300					579,200					572,200					837,300		605,250	576,000		556,400	506,050	432,250	487,700	500,000
William Blair International Small Cap Growth Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class R6
Account Value	$ 1,355,700					1,313,200					1,135,000					1,791,400		1,252,900	1,142,100		1,215,800	1,115,800	956,700	970,300	1,000,000
William Blair International Small Cap Growth Fund Class N
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class N
Account Value	$ 13,077					12,699					11,002					17,437		12,239	11,207		11,966	11,029	9,495	9,665	10,000
William Blair International Small Cap Growth Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Fund Class I
Account Value	$ 671,850					651,000					562,600					889,300		622,800	568,600		605,600	556,000	477,350	484,250	500,000
William Blair Institutional International Growth Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional International Growth Fund
Account Value	$ 8,053,500					7,441,000					6,465,500					9,244,500		6,477,000	5,874,000		5,868,000	5,271,500	4,548,000	5,003,000	5,000,000
William Blair International Growth Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class R6
Account Value	$ 1,394,800					1,285,300					1,118,100					1,601,500		1,122,300	1,021,000	$ 1,000,000
William Blair International Growth Fund Class N
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class N
Account Value	$ 15,447					14,272										17,902		12,592	11,500		11,549	10,413		9,969	10,000
William Blair International Growth Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	International Growth Fund Class I
Account Value	$ 794,750					732,650					637,700					913,950		641,000	583,700		584,250	525,000	453,500	499,800	500,000
C000116470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class R6
Account Value	$ 1,843,600					1,716,100					1,481,300					2,074,400		1,520,200	1,408,000		1,347,000	1,180,700	997,200	1,024,800	1,000,000
C000116468 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class N
Account Value	$ 17,852					16,666					14,441					20,273		14,902	13,845		13,289	11,688	9,916	10,214	10,000
William Blair International Leaders Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	International Leaders Fund Class I
Account Value	$ 915,000					852,100					736,300					1,031,100		756,150	700,600		670,850	588,500	497,750	511,900	500,000
C000053609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class R6
Account Value	$ 2,378,800					2,122,700					1,749,300					2,401,200		1,679,700	1,502,300		1,438,400	1,178,200	1,007,000	1,043,200	1,000,000
C000053607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class N
Account Value	$ 23,045					20,621					17,033					23,462		16,458	14,768		14,181	11,664	10,004	10,402	10,000
C000053608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Leaders Fund Class I
Account Value	$ 1,183,550					1,055,950					870,550					1,196,100		836,900	749,350		717,500	588,500	503,200	521,250	500,000
C000211717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class R6
Account Value	$ 1,053,400		1,073,600			987,700		967,500			922,600		$ 1,087,800		$ 1,000,000
C000023531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class N
Account Value	$ 10,427		10,645			9,810		9,626			9,190		10,859		$ 10,000
C000023532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Fund Class I
Account Value	$ 993,550					932,500					871,600					994,500		599,650	718,750		763,350	644,750	514,700	509,600	500,000
C000211720 [Member]
Account Value [Line Items]
Account Value	$ 1,596,000					1,414,700					1,165,600					1,611,700		999,500	998,700	1,000,000
C000023540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class N
Account Value	$ 26,742					23,779					19,653					27,265		16,964	17,000		16,850	13,305	10,073	10,477	10,000
C000023541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Growth Fund Class I
Account Value	$ 1,370,950					1,216,150					1,002,500					1,387,400		861,150	860,800		851,050	670,050	506,150	525,050	500,000
William Blair Small-Mid Cap Value Fund Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Value Fund Class R6
Account Value	$ 1,057,000	1,124,300	1,065,000	969,000	$ 1,000,000
William Blair Small-Mid CapValue Fund CLASS I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Value Fund Class I
Account Value	$ 528,250	562,400	532,250	484,500	500,000
William Blair Small-Mid Cap Growth Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class R6
Account Value	$ 1,434,900					1,342,200					1,112,700					1,549,900		1,090,500	1,029,100	1,000,000
C000023542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class N
Account Value	$ 25,289					23,716					19,725					27,570		19,455	18,417		16,796	13,676	11,189	11,554	10,000
C000023543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Growth Fund Class I
Account Value	$ 1,297,650					1,213,950					1,006,950					1,403,600		988,000	933,050		848,950	689,650	562,500	579,300	500,000
Small-Mid Cap Core Fund Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Core Fund Class R6
Account Value	$ 1,536,100		1,534,100			1,464,100		1,354,000			1,277,900		1,633,200			1,526,100
William Blair Small-Mid Cap Core Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap Core Fund Class I
Account Value	$ 1,370,950					1,216,150					1,002,500					1,387,400		861,150	860,800
William Blair Mid Cap Value Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund Class R6
Account Value	$ 1,069,600	1,138,400	1,052,200	949,200		983,500	937,000	929,900	821,000		874,000	$ 1,000,000
William Blair Mid Cap Value Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Value Fund Class I
Account Value	$ 534,400	568,800	525,700	473,950		491,650	468,400	464,350	410,500		437,000	500,000
William Blair Large Cap Growth Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class R6
Account Value	$ 2,293,700					1,695,000					1,368,000					1,783,900		1,253,600	1,040,300	1,000,000
William Blair Large Cap Growth Fund Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class N
Account Value	$ 43,185					32,017					25,926					33,906		23,884	19,881		17,137	13,105	11,391	11,296	10,000
William Blair Large Cap Growth Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Fund Class I
Account Value	$ 2,214,900					1,638,250					1,322,400					1,725,050		1,212,500	1,006,650		865,350	660,500	572,100	566,500	500,000
William Blair Growth Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund Class R6
Account Value	$ 2,057,000					1,648,400					1,327,100					1,712,900		1,196,000	1,025,300	1,000,000
William Blair China Growth Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	China Growth Fund Class R6
Account Value	$ 504,200		488,100			547,400		645,400			777,000		956,000	$ 1,000,000
William Blair China Growth Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	China Growth Fund Class I
Account Value	$ 252,600		244,550			274,500		323,000			388,500		478,000	500,000
William Blair Emerging Markets Small Cap Growth Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class R6
Account Value	$ 1,790,100					1,486,600					1,343,100					1,809,600		1,212,900	1,083,600		1,174,700	1,101,700	979,500	1,090,600	1,000,000
William Blair Emerging Markets Small Cap Growth Fund Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Growth Fund Class N
Account Value	$ 17,310					14,413					13,065					17,656		11,875	10,637		11,569	10,891	9,722	10,870	10,000
William Blair Emerging Markets Debt Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund Class R6
Account Value	$ 967,400		929,700			861,400		819,200			782,900		986,600			1,003,700	$ 1,000,000
William Blair Emerging Markets Debt Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund Class I
Account Value	$ 483,150		464,400			430,450		409,400			391,100		493,000			501,850	500,000
William Blair Growth Fund Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund Class N
Account Value	$ 33,873					27,224					21,985					28,497		19,963	17,184		15,064	11,950	10,643	10,615	10,000
William Blair Growth Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund Class I
Account Value	$ 1,743,900					1,398,150					1,125,700					1,454,050		1,015,950	872,300		762,300	603,100	535,550	532,350	500,000
MSCI Emerging Markets Small Cap Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index (net)
Account Value	$ 826,350					688,400					607,700					766,500		468,100	513,400		541,050	512,200	437,650	501,700	500,000
MSCI Emerging Markets ex-China IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China IMI (net)
Account Value	$ 649,450	620,850	599,250	532,750		544,300	511,300	492,650	457,000	$ 500,000
MSCI Emerging Markets IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI (net)
Account Value	$ 677,800					596,850					578,400					768,700		536,750	558,950		556,300	515,600	419,800	477,950	500,000
MSCI Emerging Markets Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 658,500					585,050					575,000					769,600		546,200	565,350		558,600	516,250	417,200	474,400	500,000
MSCI All Country World Ex-U.S. Small Cap Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Small Cap Index (net)
Account Value	$ 771,800					693,700					625,350					806,350		548,400		573,300	609,550	551,250	458,200	484,650	500,000
International Growth Fund Class N [Member]
Account Value [Line Items]
Account Value											12,453
MSCI All Country World Ex-U.S. IMI (net) [Member]
Account Value [Line Items]
Account Value	$ 734,350					658,200					585,200					730,200		532,300	558,750		557,300	517,250	429,500	475,150	500,000
MSCI All Country World IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI (net)
Account Value	$ 1,096,900					926,450					797,700					955,600		678,050	670,150		640,950	576,650	484,550	504,050	500,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 914,700					824,850					778,100					929,400		536,350	649,950		693,150	612,900	490,850	503,900	500,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 649,700	629,450	572,150	510,500		527,700	486,850	454,250	423,800		443,600	500,000				1,247,450		865,300	812,300	1,000,000	745,350	649,350	547,950	536,450	500,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Account Value	$ 1,020,000					934,600					788,500					1,184,500		782,550	756,250	$ 1,000,000	760,000	623,650	501,300	561,700	500,000
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Account Value	$ 561,150	586,400	552,850	485,950	$ 500,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 553,300	$ 572,800	529,250	$ 472,100		494,100	$ 475,750	469,550	$ 425,100		447,150	$ 500,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 1,625,200					1,311,950					1,099,100					1,263,850		883,350	821,900		747,050	652,200	552,600	536,850	500,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 2,269,200					1,700,000					1,337,450					1,646,600		1,155,500	937,300		840,200	685,800	569,500	552,800	500,000
MSCI China All Shares Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (net)
Account Value	$ 334,550		327,100			349,900		369,700			426,950		483,950	$ 500,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 418,400		432,050			414,550		408,700			420,100		487,950			495,650	500,000
JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified (net)
Account Value	$ 466,300		$ 455,600			426,900		$ 410,150			397,550		$ 498,850			504,600	$ 500,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 1,676,050					1,345,600					1,125,150					1,258,750		894,050	831,650		753,200	658,500	558,550	537,100	500,000
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Index
Account Value	$ 2,158,900					$ 1,632,850					$ 1,289,750					$ 1,607,700		$ 1,124,350	$ 922,050		$ 833,650	$ 680,700	$ 563,850	$ 553,450	$ 500,000